SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
SEGMENT DISCLOSURES [Text Block]

20.   SEGMENT DISCLOSURES

The Company's operating segments are based on internal management reports that are reviewed by the Company's executives (the chief operating decision makers) in assessing performance. The Company has two operating mining segments which are located in Mexico, Guanaceví and Bolañitos, and the El Compas mine which was on care and maintenance until the sale of the mine on September 9, 2022. The Company has one development project in Mexico, Terronera, as well as Exploration and Corporate segments. The Exploration segment consists of projects in the exploration and evaluation phases in Mexico, Chile and the USA.  Exploration projects that are in the local district surrounding a mine are included in the mine's segments. Comparative period figures related to Terronera, previously reported as part of the exploration segment have been reclassified to conform with current period's presentation. Comparative period figures related to the El Cubo mine, which was on care and maintenance from November 2019 until the sale of the mine and related assets in April 2021, previously reported as its own segment have been reclassified to the Corporate segment.

December 31, 2022
	Corporate	Exploration	Guanaceví	Bolanitos	Terronera	Total

Cash and cash equivalents	$38,466	$1,935	$32,997	$7,371	$2,622	$83,391
Other investments	10,035	-	-	-	-	10,035
Accounts and other receivables	383	669	5,824	6,246	14	13,136
Loans receivable	3,729	-	-	-	-	3,729
Income tax receivable	17	-	3,934	73	-	4,024
Inventories	120	-	14,094	4,942	28	19,184
Prepaid expenses	1,685	144	1,155	536	13,431	16,951
Non-current deposits	150	2	321	92	-	565
Non-current IVA receivable	-	-	1,505	-	8,649	10,154
Non-current income tax receivable	3,570	-	-	-	-	3,570
Right-of-use leased assets	512	-	-	294	-	806
Mineral properties, plant and equipment	616	81,660	67,261	28,106	56,249	233,892
Total assets	$59,283	$84,410	$127,091	$47,660	$80,993	$399,437

Accounts payable and accrued liabilities	$6,837	$743	19,875	$5,327	$7,049	$39,831
Income taxes payable	65	282	5,539	730	-	6,616
Loans payable	-	-	1,025	2,092	11,393	14,510
Lease obligations	780	-	293	-	-	1,073
Provision for reclamation and rehabilitation	-	44	4,103	3,203	251	7,601
Deferred income tax liability	-	-	12,647	297	-	12,944
Other non-current liabilities	-	69	443	437	19	968
Total liabilities	$7,682	$1,138	$43,925	$12,086	$18,712	$83,543

December 31, 2021
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	Terronera	Total

Cash and cash equivalents	$68,149	$144	$27,060	$4,234	$3,349	$367	$103,303
Other investments	11,200	-	-	-	-	-	11,200
Accounts and other receivables	812	-	6,706	6,633	308	3	14,462
Income tax receivable	169	1	3	2	2	-	177
Inventories	351	-	19,852	7,057	195	30	27,485
Prepaid expenses	1,327	118	844	349	20	2,477	5,135
Non-current deposits	150	-	321	128	-	-	599
Non-current IVA receivable	164	-	1,434	-	-	2,658	4,256
Deferred income tax asset	-	-	-	936	-	-	936
Non-current income tax receivable	3,570	-	-	-	-	-	3,570
Intangible assets	2	1	15	17	2	3	40
Right-of-use leased assets	564	-	100	-	-	-	664
Mineral properties, plant and equipment	373	18,963	54,234	27,371	2,005	19,251	122,197
Total assets	$86,831	$19,227	$110,569	$46,727	$5,881	$24,789	$294,024

Accounts payable and accrued liabilities	$10,121	$238	15,247	$4,667	$141	$1,577	$31,991
Income taxes payable	29	-	3,563	636	-	-	4,228
Loans payable	43	-	2,005	4,048	-	4,398	10,494
Lease obligations	896	-		105	-	-	1,001
Provision for reclamation and rehabilitation	-	-	3,997	3,237	163	-	7,397
Deferred income tax liability	-	-	1,271	235	-	-	1,506
Total liabilities	$11,089	$238	$26,083	$12,928	$304	$5,975	$56,617
Year ended December 31, 2022
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	Terronera	Total
Silver revenue	$-	$-	$128,597	$14,091	$-	$-	$142,688
Gold revenue	-	-	27,569	42,932	-	-	70,501
Less: smelting and refining costs	-	-	-	(3,029)	-	-	(3,029)
Total revenue	$-	$-	$156,166	$53,994	$-	$-	$210,160

Salaries, wages and benefits:
mining	$-	$-	$7,578	$7,778	$-	$-	$15,499
processing	-	-	3,444	2,281	-	-	5,813
administrative	-	-	5,959	4,028	-	-	10,096
share-based compensation	-	-	221	221	-	-	442
change in inventory	-	-	1,941	825	-	-	2,426
Total salaries, wages and benefits	-	-	19,143	15,133	-	-	34,276

Direct costs:
mining	-	-	29,636	12,494	-	-	41,881
processing	-	-	15,594	6,028	-	-	21,622
administrative	-	-	7,096	4,432	-	-	11,495
change in inventory	-	-	3,175	1,591	-	-	5,048
Total direct production costs	-	-	55,501	24,545	-	-	80,046

Depreciation and depletion:
depreciation and depletion	-	-	12,838	10,589	-	-	23,427
change in inventory	-	-	1,291	461	-	-	1,752
Total depreciation and depletion	-	-	14,129	11,050	-	-	25,179

Royalties	-	-	17,554	257	-	-	17,811
Write down of inventory to NRV	-	-	642	681	-	-	1,323

Total cost of sales	$-	$-	$106,969	$51,666	$-	$-	$158,635

Care and maintenance costs	-	-	-	-	580	-	580
Write-off of exploration properties	-	-	-	-	-	682	682

Earnings (loss) before taxes	$(9,128)	$(9,047)	$49,197	$2,328	$(580)	$(7,821)	$24,949

Current income tax expense (recovery)	63	282	5,671	360	-	-	6,376
Deferred income tax expense (recovery)	-	-	11,375	997	-	-	12,372
Total income tax expense (recovery)	63	282	17,046	1,357	-	-	18,748

Net earnings (loss)	$(9,191)	$(9,329)	$32,151	$971	$(580)	$(7,821)	$6,201

The Exploration segment included $1,899 of costs incurred in Chile for the year ended December 31, 2022 (December 31, 2021 - $2,178).

Year ended December 31, 2021
	Corporate	Exploration	Guanaceví	Bolanitos	El Compas	Terronera	Total
Silver revenue	$-	$-	$85,854	$10,149	$1,254	$-	$97,257
Gold revenue	-	-	22,638	38,645	8,739	-	70,022
Less: smelting and refining costs	-	-	-	(1,715)	(244)	-	(1,959)
Total revenue	$-	$-	$108,492	$47,079	$9,749	$-	$165,320

Salaries, wages and benefits:
mining	$-	$-	$8,352	$5,574	$1,314	$-	$15,240
processing	-	-	3,303	1,799	614	-	5,716
administrative	-	-	5,406	3,331	823	-	9,560
share-based compensation	-	-	180	180	61	-	421
change in inventory	-	-	(2,946)	(764)	342	-	(3,368)
Total salaries, wages and benefits	-	-	14,295	10,120	3,154	-	27,569

Direct costs:
mining	-	-	25,253	11,076	2,746	-	39,075
processing	-	-	12,220	5,373	1,205	-	18,798
administrative	-	-	5,981	3,813	1,380	-	11,174
change in inventory	-	-	(5,808)	(1,306)	522	-	(6,592)
Total direct production costs	-	-	37,646	18,956	5,853	-	62,455

Depreciation and depletion:
depreciation and depletion	-	-	11,842	13,696	1,436	-	26,974
change in inventory	-	-	(3,899)	(205)	1,107	-	(2,997)
Total depreciation and depletion	-	-	7,943	13,491	2,543	-	23,977

Royalties	3	-	13,165	265	350	-	13,783
Write down of inventory to NRV	-	-	539	357	272	-	1,168

Total cost of sales	$3	$-	$73,588	$43,189	$12,172	$-	$128,952

Care and maintenance costs	859	-	-	-	497	-	1,356
Write-off of exploration properties	-	-	-	-	870	-	870
Impairment (impairment reversal)	(16,791)	-	-	-	-	-	(16,791)

Earnings (loss) before taxes	$13,324	$(10,648)	$34,904	$3,890	$(3,790)	$(7,992)	$29,688

Current income tax expense (recovery)	-	-	3,206	275	-	-	3,481
Deferred income tax expense (recovery)	-	-	9,924	2,328	-	-	12,252
Total income tax expense (recovery)	-	-	13,130	2,603	-	-	15,733

Net earnings (loss)	$13,324	$(10,648)	$21,774	$1,287	$(3,790)	$(7,992)	$13,955

The Exploration segment included $2,178 of costs incurred in Chile for the year ended December 31, 2021 (December 31, 2020 - $1,799).